Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	12
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,991,188.57

Principal:
Principal Collections	$20,745,781.17
Prepayments in Full	$10,115,432.98
Liquidation Proceeds	$730,509.51
Recoveries	$16,208.02

Sub Total	$31,607,931.68

Collections	$34,599,120.25

Purchase Amounts:
Purchase Amounts Related to Principal	$227,701.72
Purchase Amounts Related to Interest	$1,710.33

Sub Total	$229,412.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$34,828,532.30

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	12
III. DISTRIBUTIONS

				Carryover	Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,828,532.30
Servicing Fee	$678,836.74	$678,836.74	$0.00	$0.00	$34,149,695.56
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,149,695.56
Interest — Class A-2 Notes	$75,844.60	$75,844.60	$0.00	$0.00	$34,073,850.96
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$33,653,650.96
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$33,394,575.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,394,575.96
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$33,316,320.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,316,320.54
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$33,258,897.21
Third Priority Principal Payment	$6,933,055.75	$6,933,055.75	$0.00	$0.00	$26,325,841.46
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$26,253,616.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,253,616.46
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$4,853,616.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,853,616.46
Residual Released to Depositor	$0.00	$4,853,616.46	$0.00	$0.00	$0.00

Total		$34,828,532.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$6,933,055.75
Regular Principal Payment					$21,400,000.00

Total					$28,333,055.75
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments			Noteholder Interest Payments			Total Payment
		Per $1,000 of			Per $1,000 of			Per $1,000 of
	Actual	Original Balance		Actual	Original Balance		Actual	Original Balance
Class A-1 Notes	$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
Class A-2 Notes	$28,333,055.75	$139.02		$75,844.60	$0.37		$28,408,900.35	$139.40
Class A-3 Notes	$0.00	$0.00		$420,200.00	$1.10		$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00		$259,075.00	$1.79		$259,075.00	$1.79
Class B Notes	$0.00	$0.00		$78,255.42	$2.44		$78,255.42	$2.44
Class C Notes	$0.00	$0.00		$57,423.33	$2.68		$57,423.33	$2.68
Class D Notes	$0.00	$0.00		$72,225.00	$3.38		$72,225.00	$3.38

Total	$28,333,055.75	$25.99	a/	$963,023.35	$0.88	a/	$29,296,079.10	$26.87	a/

a/	Per $1000 of Original Balance calculation updated to reflect Original Note Balance and not Beginning of Period Balance.

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	12
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$126,407,670.68	0.6202535	$98,074,614.93	0.4812297
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$727,857,670.68	0.6676062	$699,524,614.93	0.6416185

Pool Information
Weighted Average APR		4.461%		4.445%
Weighted Average Remaining Term		46.29		45.50
Number of Receivables Outstanding		43,910		43,024
Pool Balance		$814,604,082.43		$782,473,922.86
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$728,076,733.06		$699,524,614.93
Pool Factor		0.6788368		0.6520617
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$82,949,307.93
Targeted Overcollateralization Amount	$82,949,307.93
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$82,949,307.93
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	March 2011
Payment Date	4/15/2011
Transaction Month	12
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	125	$310,734.19
(Recoveries)	32	$16,208.02

Net Losses for Current Collection Period		$294,526.17
Cumulative Net Losses Last Collection Period		$2,837,706.40

Cumulative Net Losses for all Collection Periods		$3,132,232.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.43%

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:

31-60 Days Delinquent	0.99%	381	$7,725,761.26
61-90 Days Delinquent	0.10%	41	$798,272.54
91-120 Days Delinquent	0.05%	16	$386,964.92
Over 120 Days Delinquent	0.08%	25	$622,377.90

Total Delinquent Receivables	1.22%	463	$9,533,376.62

Repossesion Inventory:

Repossesed in the Current Collection Period		44	$1,039,589.17
Total Repossesed Inventory		55	$1,432,734.51

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4898%
Preceding Collection Period			0.5812%
Current Collection Period			0.4426%
Three Month Average			0.5045%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1726%
Preceding Collection Period			0.1867%
Current Collection Period			0.1906%
Three Month Average			0.1833%